Stock-based compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation

The Company recognized stock-based compensation for all stock options in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of revenue	$118	$42
Research and development	921	136
Sales and marketing	265	50
General and administrative	3,952	(53)

Total stock-based compensation	$5,256	$175

The Company recognized stock-based compensation for all stock options in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2019	2020
Cost of revenue	$58	$657
Research and development	621	6,059
Sales and marketing	140	640
General and administrative	474	4,701

Total stock-based compensation	$1,293	$12,057

Schedule of Stock Option Activity

Stock option activity under the 2015 Plan for the three months ended March 31, 2021 is as follows:

	Number of Shares Available for Grant	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding—December 31, 2020	1,587,195	25,732,503	$0.39	9.6	$245,746
Shares repurchased	220,561	—	0.14		$—
Options exercised	—	(727,114)	0.13	9.0	$6,083
Options cancelled	378,639	(378,641)	0.15		$—

Outstanding—March 31, 2021	2,186,395	24,626,748	$0.41	9.4	$199,328

Vested and expected to vest—March 31, 2021		24,626,748	$0.41	9.4	$199,328

Exercisable—March 31, 2021		5,969,870	$0.26	9.2	$49,206

Stock option activity for the years ended December 31, 2019 and 2020 is as follows:

	Number of Shares Available for Grant	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding—January 1, 2019	184,808	977,513	$5.24	9.5	$2,943
Additional shares authorized	480,283	—
Options granted	(913,090)	913,090	8.25	7.5	206
RSA’s granted	(703)	—
Options exercised	—	(8,545)	5.96	0.5	21
Options cancelled	282,413	(282,413)	7.31		330

Outstanding—December 31, 2019	33,712	1,599,645	$6.58	8.8	$3,020
Additional shares authorized	39,526,375	—
Options granted	(37,663,242)	37,663,242	0.45	9.4	363,941
RSA’s granted	(1,617,264)	—
Options exercised	—	(12,221,364)	0.20	9.5	121,106
Options cancelled	1,309,020	(1,309,020)	1.58		—

Outstanding—December 31, 2020	1,588,600	25,732,503	$0.56	9.6	$245,746

Vested and expected to vest—December 31, 2020		25,732,503	$0.56	9.6	$245,746

Exercisable—December 31, 2020		5,135,847	$0.28	9.4	$50,493

Summarizes Information about stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at December 31, 2020.

	Options Outstanding			Options Exercisable
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.18	7,240,650	9.40	$0.18	3,462,757	9.40	$0.18
$0.21	10,923,153	9.74	$0.21	1,315,002	9.74	$0.21
$0.37	35,159	0.45	$0.37	35,159	0.45	$0.37
$1.42	7,524,116	9.75	$1.42	313,505	9.75	$1.42
$5.57	7,976	0.45	$5.57	7,976	0.45	$5.57
$8.42	1,449	0.45	$8.42	1,449	0.45	$8.42

	25,732,503			5,135,847

Fair Value of Black-Scholes Option Pricing Model

The fair value of each option is estimated at the date of grant using the Black-Scholes option pricing model, based on the following assumptions:

	Year Ended December 31,
	2019	2020
Expected term (in years)	6.0	5.0 - 6.1
Risk-free interest rate	1.5 to 2.4%	0.3 to 1.5%
Expected volatility	55.3%—58.0%	57.4%—63.3%
Expected dividend rate	0%	0%

Summary of RSAs activity

A summary of RSAs activity under the Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – January 1, 2020	34,865	$0.82
Granted during the year	1,617,264	0.65
Canceled during the year	(105,921)	0.50
Vested during the year	(1,505,454)	0.74

Unvested – December 31, 2020	40,754	$0.95

Schedule of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable at March 31, 2021 under the 2015 Plan.

	Options Outstanding			Options Exercisable
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.13	6,583,852	9.16	$0.13	3,235,053	9.16	$0.13
$0.15	10,474,328	9.46	$0.15	1,906,603	9.28	$0.15
$0.26	35,159	0.2	$0.26	35,159	0.2	$0.26
$1.00	7,524,115	9.5	$1.00	783,761	9.5	$1.00
$3.92	7,976	0.2	$3.92	7,976	0.2	$3.92
$5.80	1,318	0.2	$5.80	1,318	0.2	$5.80

	24,626,748			5,969,870

Schedule of Nonvested Restricted Stock Awards Activity

A summary of RSAs activity under the 2015 Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – December 31, 2020	57,956	$0.67
Granted during the period	—	—
Canceled during the period	—	—
Vested during the period	(8,279)	0.67

Unvested — March 31, 2021	49,677	$0.67